UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ___

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Broadway Gate Capital, LLC
Address:  152 West 57th Street, 19th Floor
          New York, New York  10019

13F File Number: 028-13286


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Dominic Giafaglione
Title:  Chief Financial Officer
Phone:  (212) 823-0953


Signature, Place and Date of Signing:

/s/ Dominic Giafaglione         New York, New York             May 15, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     16

Form 13F Information Table Value Total:     $130,481
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.        Form 13F File Number           Name

1.         028-13288                      Broadway Gate Master Fund, Ltd.
----       ---------------------          --------------------------------



                                                      FORM 13F INFORMATION TABLE

                                                      Broadway Gate Capital, LLC
                                                            March 31, 2009


COLUMN 1                       COLUMN  2   COLUMN 3   COLUMN 4          COLUMN 5       COLUMN 6      COLUMN 7        COLUMN 8
---------------                ---------  ---------  ---------   ------------------  -----------     --------  ---------------------
                               TITLE                  VALUE       SHRS OR  SH/ PUT/  INVESTMENT      OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS    CUSIP     (X$1000)     PRN AMT  PRN CALL  DISCRETION      MANAGERS  SOLE   SHARED    NONE
---------------                ---------  ---------  ---------   ------------------  -----------     --------  ---------------------
ADOBE SYS INC                  COM        00724F101     7,347      343,500  SH       SHARED-DEFINED     1        0      343,500   0
AFFILIATED COMPUTER SERVICES   CL A       008190100     7,356      153,600  SH       SHARED-DEFINED     1        0      153,600   0
ALLEGHENY ENERGY INC           COM        017361106     2,317      100,000  SH       SHARED-DEFINED     1        0      100,000   0
AMERICAN EXPRESS CO            COM        025816109     2,305      169,101  SH       SHARED-DEFINED     1        0      169,101   0
BRINKS HOME SEC HLDGS INC      COM        109699108     7,006      310,000  SH       SHARED-DEFINED     1        0      310,000   0
CISCO SYS INC                  COM        17275R102    10,768      642,100  SH       SHARED-DEFINED     1        0      642,100   0
DAVITA INC                     COM        23918K108     7,911      180,000  SH       SHARED-DEFINED     1        0      180,000   0
EXELON CORP                    COM        30161N101     4,539      100,000  SH       SHARED-DEFINED     1        0      100,000   0
HARMAN INTL INDS INC           COM        413086109     5,026      371,450  SH       SHARED-DEFINED     1        0      371,450   0
HELIX ENERGY SOLUTIONS GRP I   COM        42330P107     1,727      336,000  SH       SHARED-DEFINED     1        0      336,000   0
METAVANTE TECHNOLOGIES INC     COM        591407101     7,984      400,000  SH       SHARED-DEFINED     1        0      400,000   0
PHH CORP                       COM NEW    693320202    16,209    1,153,679  SH       SHARED-DEFINED     1        0    1,153,679   0
TRANSDIGM GROUP INC            COM        893641100    15,164      461,740  SH       SHARED-DEFINED     1        0      461,740   0
UNION PAC CORP                 COM        907818108     9,250      225,000  SH       SHARED-DEFINED     1        0      225,000   0
WELLPOINT INC                  COM        94973V107    14,667      386,269  SH       SHARED-DEFINED     1        0      386,269   0
WESTERN UN CO                  COM        959802109    10,906      867,644  SH       SHARED-DEFINED     1        0      867,644   0






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